Drilling units (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Drilling units [Line Items]
Net book value	$ 15,807	$ 16,409
Drilling units
Drilling units [Line Items]
Cost	17,753	17,606
Accumulated depreciation	(3,477)	(2,676)
Net book value	$ 14,276	$ 14,930